Document and Entity Information	Jun. 19, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Stericycle, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A to supplement the information provided in the Current Report on Form 8-K filed with the Securities and Exchange Commission on June 19, 2020, which announced the departure of David W. Stahl, Executive Vice President and Chief Information Officer, effective on June 27, 2020.
Document Period End Date	Jun. 19, 2020
Entity Registrant Name	Stericycle, Inc.
Entity Central Index Key	0000861878
Entity Emerging Growth Company	false
Entity File Number	1-37556
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-3640402
Entity Address, Address Line One	2355 Waukegan Road
Entity Address City Or Town	Bannockburn
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60015
City Area Code	847
Local Phone Number	367-5910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01
Trading Symbol	SRCL
Name of each exchange on which registered	NASDAQ